POLICYHOLDERS' ACCOUNT BALANCES - Narrative (Details)	Jun. 30, 2023
Minimum
Policyholder Account Balance [Line Items]
Credited interest	1.00%
Minimum | Enhanced First Year Annuity
Policyholder Account Balance [Line Items]
Credited interest	1.00%
Maximum
Policyholder Account Balance [Line Items]
Credited interest	8.00%
Maximum | Enhanced First Year Annuity
Policyholder Account Balance [Line Items]
Credited interest	7.00%